Share Capital (Details) - Schedule of Share Capital (Parentheticals) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Authorised [Member] | Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized	440,000,000	440,000,000	440,000,000
Authorised [Member] | Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Authorised [Member] | Preference shares [member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000	10,000,000
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid	27,705,949	25,280,667
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid	13,245,838	13,245,838
Issued and fully paid [Member] | Preference shares [member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid	2,407,575	3,466,820